GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 19.75%
$ 2,000,000	AIG Ltd(a)(b) Series 2019-2 Class A 1.60%, 10/25/2032 3-mo. LIBOR + 1.36%	$ 1,982,304
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
6,250,000	1.30%, 01/28/2031 3-mo. LIBOR + 1.05%	6,197,137
	Series 2014-4RA Class A
5,000,000	1.30%, 01/28/2031 3-mo. LIBOR + 1.05%	4,957,660
4,950,000	Apidos XII(a)(b) Series 2013-12A Class AR 1.35%, 04/15/2031 3-mo. LIBOR + 1.08%	4,888,194
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 1.37%, 01/20/2031 3-mo. LIBOR + 1.10%	6,644,977
1,401,979	Brazos Higher Education Authority Inc(b) Series 2005-1 Class 1A4 0.38%, 03/26/2029 3-mo. LIBOR + 0.15%	1,395,390
4,500,000	Cedar Funding VII Ltd(a)(b) Series 2018-7A Class A1 1.27%, 01/20/2031 3-mo. LIBOR + 1.00%	4,434,322
4,250,000	Dryden 57 Ltd(a)(b) Series 2018-57A Class A 1.29%, 05/15/2031 3-mo. LIBOR + 1.01%	4,184,117
4,000,000	Dryden 76 Ltd(a)(b) Series 2019-76A Class A1 1.60%, 10/20/2032 3-mo. LIBOR + 1.33%	3,974,696
1,181,689	Educational Funding of the South Inc(b) Series 2011-1 Class A2 0.90%, 04/25/2035 3-mo. LIBOR + 0.65%	1,174,372
4,000,000	Galaxy XVIII Ltd(a)(b) Series 2018-28A Class A2 1.34%, 07/15/2031 3-mo. LIBOR + 1.30%	3,959,536
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 1.29%, 04/20/2031 3-mo. LIBOR + 1.02%	4,513,134
1,250,000	ICG US Ltd(a)(b) Series 2018-1A Class A1 1.33%, 04/21/2031 3-mo. LIBOR + 1.06%	1,225,605
3,100,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 1.02%, 04/15/2029 3-mo. LIBOR + 0.75%	3,056,817
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,000,000	Magnetite XXIII Ltd(a)(b) Series 2019-23A Class A 1.55%, 10/25/2032 3-mo. LIBOR + 1.30%	$ 1,993,610
4,000,000	Palmer Square Ltd(a)(b) Series 2019-1A Class A1 1.60%, 11/14/2032 3-mo. LIBOR + 1.34%	3,995,764
1,131,233	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 0.70%, 05/25/2057 1-mo. LIBOR + 0.55%	1,104,748
5,000,000	RR 3 Ltd(a)(b) Series 2014-14A Class A1R2 1.36%, 01/15/2030 3-mo. LIBOR + 1.09%	4,947,630
145,630	Scholar Funding Trust(a)(b) Series 2010-A Class A 1.00%, 10/28/2041 3-mo. LIBOR + 0.75%	141,776
804,159	SLM Student Loan Trust(b) Series 2007-1 Class A5 0.34%, 01/26/2026 3-mo. LIBOR + 0.09%	802,532
4,000,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 1.35%, 07/26/2031 3-mo. LIBOR + 1.10%	3,906,336
344,816	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 1.37%, 10/25/2027 1-mo. LIBOR + 1.22%	346,415
235,431	Trinitas II Ltd(a)(b) Series 2014-2A Class A1R 1.45%, 07/15/2026 3-mo. LIBOR + 1.18%	235,224
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 1.41%, 01/20/2031 3-mo. LIBOR + 1.14%	6,504,551
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 1.34%, 01/20/2031 3-mo. LIBOR + 1.07%	6,566,981
TOTAL ASSET-BACKED SECURITIES — 19.75% (Cost $84,141,070)		$83,133,828
CORPORATE BONDS AND NOTES
Basic Materials — 0.25%
1,050,000	Nutrition & Biosciences Inc(a) 2.30%, 11/01/2030	1,056,761
Communications — 2.60%
2,000,000	AT&T Inc 2.30%, 06/01/2027	2,097,982

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	$ 2,080,566
850,000	Comcast Corp 4.25%, 10/15/2030	1,043,371
950,000	Crown Castle International Corp 3.65%, 09/01/2027	1,063,026
390,000	Prosus NV 3.68%, 01/21/2030	420,484
1,875,000	T-Mobile USA Inc(a) 3.75%, 04/15/2027	2,099,137
1,750,000	Verizon Communications Inc 4.33%, 09/21/2028	2,117,119
		10,921,685
Consumer, Non-Cyclical — 2.64%
1,525,000	AbbVie Inc(a) 3.20%, 11/21/2029	1,676,792
750,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 3.65%, 02/01/2026	838,209
1,025,000	Anheuser-Busch InBev Worldwide Inc 4.75%, 01/23/2029	1,245,981
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	1,048,304
925,000	Cigna Corp 4.13%, 11/15/2025	1,060,624
925,000	Constellation Brands Inc 3.70%, 12/06/2026	1,057,662
925,000	CVS Health Corp 3.88%, 07/20/2025	1,042,858
900,000	IHS Markit Ltd 4.25%, 05/01/2029	1,044,072
875,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	1,050,208
950,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,045,601
		11,110,311
Energy — 0.84%
1,000,000	Energy Transfer Operating LP 4.20%, 04/15/2027	1,033,880
400,000	Lukoil Securities BV 3.88%, 05/06/2030	422,520
1,050,000	MPLX LP 1.75%, 03/01/2026	1,047,613
900,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	1,028,917
		3,532,930
Financial — 2.97%
925,000	American International Group Inc 3.90%, 04/01/2026	1,054,536
Principal Amount		Fair Value
Financial — (continued)
$ 1,025,000	American Tower Corp REIT 2.10%, 06/15/2030	$ 1,034,937
	Bank of America Corp
925,000	4.18%, 11/25/2027	1,060,847
1,000,000	2.59%, 04/29/2031(b) 1-yr. SOFR + 2.15%	1,055,987
975,000	BNP Paribas SA(a) 3.38%, 01/09/2025	1,057,355
950,000	BPCE SA(a)(b) 1.65%, 10/06/2026 1-yr. SOFR + 1.52%	950,161
925,000	Citigroup Inc 4.13%, 07/25/2028	1,065,428
925,000	Credit Suisse Group AG(a) 4.28%, 01/09/2028	1,049,518
975,000	GE Capital International Funding Co Unlimited Co 3.37%, 11/15/2025	1,039,775
950,000	JPMorgan Chase & Co(b) 4.02%, 12/05/2024 3-mo. LIBOR + 1.00%	1,044,730
975,000	Morgan Stanley(b) 2.70%, 01/22/2031	1,040,910
975,000	Natwest Group PLC(b) 4.27%, 03/22/2025 3-mo. LIBOR + 1.76%	1,059,719
		12,513,903
Industrial — 0.25%
1,000,000	Carrier Global Corp(a) 2.72%, 02/15/2030	1,044,215
Technology — 1.00%
1,925,000	Broadcom Inc 3.46%, 09/15/2026	2,109,045
900,000	Dell International LLC / EMC Corp(a) 6.02%, 06/15/2026	1,057,012
925,000	Hewlett Packard Enterprise Co 4.90%, 10/15/2025	1,059,832
		4,225,889
TOTAL CORPORATE BONDS AND NOTES — 10.55% (Cost $44,508,827)		$44,405,694
FOREIGN GOVERNMENT BONDS AND NOTES
560,000	Colombia Government International Bond 3.88%, 04/25/2027	603,966
630,000	Indonesia Government International Bond 3.50%, 01/11/2028	688,481

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 720,000	Qatar Government International Bond 4.50%, 04/23/2028	$ 860,400
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.51% (Cost $2,154,820)		$2,152,847
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.98%
4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 1.19%, 12/15/2036 1-mo. LIBOR + 1.03%	4,146,419
U.S. Government Agency — 12.07%
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(b)
	Series 4203 Class QF
851,985	0.40%, 05/15/2043 1-mo. LIBOR + 0.25%	852,542
	Series 4936 Class FL
2,453,928	0.65%, 12/25/2049 1-mo. LIBOR + 0.50%	2,482,395
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2007-22 Class FW
1,249,242	0.60%, 03/25/2037 1-mo. LIBOR + 0.45%	1,260,210
	Series 2016-1 Class FT
294,043	0.50%, 02/25/2046 1-mo. LIBOR + 0.35%	294,637
	Series 2017-45 Class FA
255,610	0.48%, 06/25/2047 1-mo. LIBOR + 0.32%	254,756
	Series 2017-96 Class FC
5,575,536	0.55%, 12/25/2057 1-mo. LIBOR + 0.40%	5,606,389
	Series 2018-60 Class FK
3,617,743	0.45%, 08/25/2048 1-mo. LIBOR + 0.30%	3,619,017
	Series 2018-72 Class FB
4,311,268	0.50%, 10/25/2058 1-mo. LIBOR + 0.35%	4,311,885
	Series 2019-41 Class FM
3,878,510	0.60%, 08/25/2049 1-mo. LIBOR + 0.45%	3,892,743
	Series 4751 Class EF
4,764,847	0.40%, 05/15/2041 1-mo. LIBOR + 0.25%	4,765,215
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 4751 Class FA
$ 3,977,643	0.40%, 03/15/2039 1-mo. LIBOR + 0.25%	$ 3,979,406
	Government National Mortgage Association
6,311,236	4.50%, 10/20/2048	6,813,298
6,194,730	5.00%, 12/20/2048	6,732,564
	Series 2011-117 Class FJ
1,708,252	1.03%, 08/20/2041(b) 1-mo. LIBOR + 0.87%	1,744,355
	Series 2017-182 Class FN
4,201,994	0.45%, 12/16/2047(b) 1-mo. LIBOR + 0.30%	4,195,549
		50,804,961
TOTAL MORTGAGE-BACKED SECURITIES — 13.05% (Cost $54,939,681)		$54,951,380
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
6,940,000	0.13%, 10/15/2024	7,438,063
14,800,000	0.13%, 04/15/2025	15,775,176
2,500,000	0.63%, 01/15/2026	3,004,247
37,100,000	0.13%, 07/15/2026	43,471,270
11,420,000	0.38%, 01/15/2027	13,473,934
31,500,000	0.38%, 07/15/2027	37,076,634
10,400,000	0.50%, 01/15/2028	12,254,378
32,020,000	0.75%, 07/15/2028	37,978,363
21,900,000	0.88%, 01/15/2029	26,207,409
6,000,000	0.25%, 07/15/2029	6,787,099
4,400,000	2.13%, 02/15/2040	8,066,274
	United States Treasury Inflation Indexed Bonds
5,500,000	0.38%, 07/15/2023	6,421,938
4,200,000	0.13%, 01/15/2030	4,672,200
900,000	1.38%, 02/15/2044	1,419,253
TOTAL U.S. TREASURY BONDS AND NOTES — 53.23% (Cost $206,798,515)		$224,046,238
TOTAL INVESTMENTS — 97.09% (Cost $392,542,913)		$408,689,987
OTHER ASSETS & LIABILITIES, NET — 2.91%		$12,255,308
TOTAL NET ASSETS — 100.00%		$420,945,295

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TIPS	Treasury Inflation Protected Securities
At September 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Ultra Futures	104	USD	16,631,875	December 2020	$63,209
U.S. 2 Year Treasury Note Futures	297	USD	65,625,399	December 2020	32,294
U.S. 5 Year Treasury Note Futures	625	USD	78,769,531	December 2020	113,585
Short
U.S. 10 Year Treasury Note Futures	193	USD	26,929,531	December 2020	(39,335)
U.S. Long Bond Futures	83	USD	14,631,344	December 2020	(11,775)
U.S. Ultra Bond Futures	17	USD	3,770,813	December 2020	(8,488)
				Net Appreciation	$149,490
At September 30, 2020, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
0.75%	3-mo. LIBOR	7,380,000	December 16, 2023	$2,328	Quarterly
3-mo. LIBOR	1-mo. LIBOR	20,800,000	July 25, 2024	(74,495)	Quarterly
3-mo. LIBOR	1.00%	6,410,000	December 16, 2027	15	Quarterly
0.93%	3-mo. LIBOR	1,870,000	April 23, 2030	(16,168)	Quarterly
0.98%	3-mo. LIBOR	7,200,000	May 21, 2030	(24,776)	Quarterly
3-mo. LIBOR	1.16%	7,770,000	May 21, 2035	83,011	Quarterly
3-mo. LIBOR	0.86%	3,500,000	April 09, 2045	66,321	Quarterly
0.85%	3-mo. LIBOR	3,610,000	April 10, 2050	(55,867)	Quarterly
			Net Appreciation	$(19,631)
At September 30, 2020, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive by the Fund	Rate Paid by the Fund	Rate Received by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	1.76%	CPI	8,000,000	March 26, 2021	(6,693)	At Maturity
Receive	2.13%	CPI	30,000,000	January 09, 2022	(203,917)	At Maturity
Receive	2.22%	CPI	15,000,000	March 22, 2022	(151,242)	At Maturity
Receive	2.16%	CPI	17,000,000	January 09, 2023	(233,373)	At Maturity
Receive	1.09%	CPI	27,600,000	June 12, 2023	417,801	At Maturity
Receive	2.17%	CPI	20,000,000	January 09, 2024	(395,230)	At Maturity
Receive	2.25%	CPI	28,200,000	February 20, 2024	(683,802)	At Maturity
Receive	1.77%	CPI	18,200,000	August 05, 2024	(176,211)	At Maturity
Receive	1.72%	CPI	13,300,000	September 23, 2025	34,898	At Maturity
				Net Depreciation	$(1,397,769)
Abbreviations:
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

September 30, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$83,133,828	$—	$83,133,828
Corporate Bonds and Notes	—	44,405,694	—	44,405,694
Foreign Government Bonds and Notes	—	2,152,847	—	2,152,847
Mortgage-Backed Securities	—	54,951,380	—	54,951,380
U.S. Treasury Bonds and Notes	—	224,046,238	—	224,046,238
Total investments, at fair value:	0	408,689,987	0	408,689,987
Other Financial Investments:
Futures Contracts(a)	209,088	—	—	209,088
Interest Rate Swaps(a)	—	151,675	—	151,675
Inflation Swaps(a)	—	452,699	—	452,699
Total Assets	$209,088	$409,294,361	$0	$409,503,449
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(59,598)	$—	$—	$(59,598)
Interest Rate Swaps(a)	—	(171,306)	—	(171,306)
Inflation Swaps(a)	—	(1,850,468)	—	(1,850,468)
Total Liabilities	$(59,598)	$(2,021,774)	$0	$(2,081,372)
(a)	Inflation Swaps, Interest Rate Swaps and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 1,042 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $66,997,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation

September 30, 2020

measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $162,770,000 in inflation swaps for the reporting period.

September 30, 2020